Leases (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Components of lease expense [Abstract]
Operating lease cost		$ 20.4
Finance lease cost [Abstract]
Amortization of right-of-use assets		1.4
Interest on lease liabilities		1.6
Total finance lease cost		3.0
Short-term lease cost		1.7
Cash Paid for Amounts Included in the Measurement of Lease Liabilities [Abstract]
Operating cash flows from operating leases		20.3
Operating cash flows from finance leases		1.6
Financing cash flows from finance leases		0.9
Leased Assets Obtained in Exchange for New Operating Lease Liabilities		8.0
Operating leases [Abstract]
Other assets		53.8
Operating Lease Liability [Abstract]
Accrued liabilities	[1]	$ 17.1	$ 0.0
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]		us-gaap:AccruedLiabilitiesCurrent
Other liabilities		$ 41.0
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]		us-gaap:OtherLiabilitiesNoncurrent
Total operating lease liabilities		$ 58.1
Finance Leases [Abstract]
Property, plant and equipment		16.9
Finance Lease Liability [Abstract]
Short-term borrowings and current maturities of long-term debt		0.7
Long-term debt, less current maturities		17.2
Total finance lease liabilities		$ 17.9
Weighted Average Remaining Lease Term (in years) [Abstract]
Operating leases		4 years 6 months
Finance leases		13 years 7 months 6 days
Weighted Average Discount Rate [Abstract]
Operating leases		2.30%
Finance leases		6.30%
Operating Lease Liabilities [Abstract]
2020		$ 18.0
2021		13.6
2022		9.7
2023		6.9
2024		5.2
Thereafter		7.8
Total lease payments		61.2
Less imputed interest		(3.1)
Total operating lease liabilities		58.1
Finance Lease Liabilities [Abstract]
2020		1.8
2021		1.8
2022		1.9
2023		1.9
2024		2.0
Thereafter		18.7
Total lease payments		28.1
Less imputed interest		(10.2)
Total finance lease liabilities		17.9
Future minimum rental payments for operating leases [Abstract]
Future minimum rental payments for operating leases, 2019		25.8
Future minimum rental payments for operating leases, 2020		19.5
Future minimum rental payments for operating leases, 2021		13.9
Future minimum rental payments for operating leases, 2022		7.7
Future minimum rental payments for operating leases, 2023		5.4
Future minimum rental payments for operating leases, Thereafter		9.4
Future minimum rental payments for capital leases [Abstract]
Future minimum rental payments for capital leases, 2019		0.8
Future minimum rental payments for capital leases, 2020		1.0
Future minimum rental payments for capital leases, 2021		1.1
Future minimum rental payments for capital leases, 2022		1.2
Future minimum rental payments for capital leases, 2023		1.4
Future minimum rental payments for capital leases, Thereafter		$ 20.7

[1]	The Company adopted ASU 2016-02, Leases, on January 1, 2019 using the optional transition method. See Note 2 “New Accounting Standards” for further discussion of the adoption of ASU 2016-02 and Note 16 “Leases” for discussion of the Company’s operating and financing leases.